Income Taxes - Schedule of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Federal Statutory Income Tax Rate To Our Effective Income Tax Rate [Abstract]
Federal income tax at the Statutory Rate	21.00%	21.00%
Earnout-Share Liability	(6.87%)
Permanent Items	(1.26%)	(0.21%)
Foreign	0.52%	7.80%
State Taxes	0.27%	24.10%
Return to Provision	(0.01%)	0.09%
Other	0.69%	6.79%
Change in valuation allowance	(14.34%)	(60.27%)
Total tax benefit